Condensed Interim Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
EXPENSES
Consulting (Note 8)	$ 31,701	$ 74,408	$ 124,341	$ 185,697
Investor relations and promotion (Note 8)	362,654	173,254	1,174,829	436,865
Listing fee	0	6,699	5,000	54,184
Management and director fees (Note 8)	260,347	205,231	594,847	434,131
Office and miscellaneous	78,272	84,180	235,517	173,701
Professional fees	761,556	256,667	1,562,281	989,878
Share-based payments (Notes 7 and 8)	594,236	144,687	706,436	855,461
Transfer agent and filing fees	46,870	19,820	108,173	191,683
Travel	2,135	14,077	10,549	55,855
Loss before other items	(2,137,771)	(979,023)	(4,521,973)	(3,377,455)
Change in fair value of derivatives (Note 7)	103,595	372,285	331,878	558,663
Finance income on sublease	0	0	0	1,314
Foreign exchange loss	(15,867)	(24,607)	(48,622)	(56,252)
Gain on forgiveness of debt (Note 5)	56,424	0	106,624	0
Gain on sublease	0	0	0	2,962
Interest expense (Note 6)	(17,730)	(33,608)	(84,662)	(98,066)
Other income	0	10,013	161	10,810
Penalties and interest	(2,351)	0	(193,262)	0
Realized loss on marketable securities	0	0	0	(1,595)
Recovery of flow-through premium liability (Notes 7 and 12)	764	0	15,916	0
Write-off of prepaid expenses	0	0	0	(1,000)
Unrealized gain on marketable securities	0	0	0	1,850
Net Loss and Comprehensive Loss for the period	$ (2,012,936)	$ (654,940)	$ (4,393,940)	$ (2,958,769)
Basic and diluted loss per common share (in CAD per share)	$ (0.23)	$ (0.14)	$ (0.67)	$ (0.68)
Weighted average number of common shares outstanding – Basic and Diluted (in shares)	8,786,943	4,838,329	6,546,860	4,380,810